Significant Accounting Policies and Judgements	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Significant Accounting Policies and Judgements

2.	Significant Accounting Policies and Judgements

Significant accounting policies, which affect the consolidated financial statements as a whole, as well as key accounting estimates and areas of significant judgement are highlighted in this section. This note also describes new accounting standards, which have been adopted during 2019, and new accounting pronouncements, which are not yet effective but are expected to impact the Company’s consolidated financial statements in the future.

International Financial Reporting Standards (“IFRS”) requires management to make judgements, estimates and assumptions that affect the carrying values of certain assets and liabilities and the reported amounts of income and expenses during the period. Actual results may differ from these judgements, estimates and assumptions. Significant estimates are evaluations and assumptions about the future and other sources of estimation uncertainty that management has made that could result in a material adjustment to the carrying amounts of assets and liabilities. Significant estimates used in the preparation of these consolidated financial statements include, but are not limited to, the following: valuation of biological assets (Note 4) and inventory (Note 5), estimated useful lives of property, plant and equipment (Note 6), and intangible assets (Note 8), share-based compensation (Note 14), the fair value of financial instruments (Note 22), valuation of business combinations and asset acquisitions (Note 7), goodwill and intangible asset impairment (Note 8), valuation of convertible debentures (Note 12), recognition of deferred tax assets (Note 17).

Significant judgements are those judgements that management has made in the application of accounting policies that have the most significant effect on the amounts recognized in these consolidated financial statements and include: assessment of goodwill and intangible assets for indicators of impairment (Note 8), business combinations and asset acquisitions (Note 7), accounting for its investment in associates and joint ventures (Note 9), segmented information (Note 21), and accounting for leases (Note 18).

a)	Basis of Presentation and Measurement

These consolidated financial statements of the Company have been prepared in accordance with IFRS as issued by the International Accounting Standards Boards (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”). Unless otherwise noted, all amounts are presented in Canadian dollars, except share and per share data.

The consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on May 13, 2020.

b)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The subsidiaries of the Company at December 31, 2019 include the following:

	Ownership Interest	Ownership Interest
	as at December 31	as at December 31
Name of Entity	2019	2018
Emerald Health Therapeutics Canada Inc. (EHTC)	100%	100%
Emerald Health Naturals Inc. (Naturals)	51%	-
Avalite Sciences Inc. (Avalite)	100%	100%
Pure Sunfarms Corp. (Pure Sunfarms)	46.5%	50%
Verdélite Sciences Inc. (Verdélite)	100%	100%
Verdélite Property Holdings Inc.	100%	100%

During the quarter ended December 31, 2019, the Company’s equity interest in its associate, its Joint Venture Pure Sunfarms Corp. (“Pure Sunfarms”) was reduced from 50% to 46.47%. See Note 9 for discussion on change in ownership interest.

On May 2, 2018, the Company acquired 100% of the issued and outstanding shares of Verdélite Sciences Inc. and its affiliate Verdélite Property Holdings Inc. (together as “Verdélite,” formerly known as Agro-Biotech Sciences Inc.and Agro-Biotech Property Holdings Inc.).The principal business of Verdélite Sciences Inc. is the production of cannabis pursuant to the Cannabis Act. The principal business of Verdélite Property Holdings Inc. is to hold the land and building, located in Saint-Eustache, Quebec, occupied by Verdélite Sciences Inc. for cannabis production.

Through EHTC’s 100% owned subsidiary, Avalite Sciences Inc. (“Avalite,” formerly known as Northern Vine Canada Inc.), a licensed dealer under the provisions of the Canadian Controlled Drugs and Substances Act, the Company operates a laboratory facility located in Langley, British Columbia.

On January 10, 2019, the TSXV approved the Company’s agreement with Emerald Health Bioceuticals, Inc. (“EHB”), an entity with common directors, to form Emerald Health Naturals Inc. (“Naturals”). Naturals holds the Canadian distribution rights to EHB’s product line which focuses on health and wellness products that tap into the bodies Endocannabinoid System through the use of non cannabis based ingredients.

See Note 7 for further discussion of the Company’s subsidiaries.

c)	Cash and cash equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents include cash and redeemable short-term investment certificates held at major financial institutions as follows:

		December 31	December 31
	Interest Rate %	2019	2018
		$	$
GIC - Matured October 1, 2019	1.40%	-	150,000
GIC - Maturing February 5, 2020	1.50%	200,000	-
GIC - Maturing November 9, 2020	2.25%	30,000	-
Total		230,000	150,000

d)	Provisions

The Company recognizes provisions if there is a present obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

e)	Loss per share

Basic loss per share is computed by dividing total net loss attributable to the Company for the year by the weighted average number of common shares of the Company (the “Common Shares”) outstanding during the year. The Company uses the treasury stock method for calculating diluted loss per share. When the Company is in a loss position, all potential share issuances on the exercise of options or warrants is anti-dilutive. In the event of a loss position, diluted loss per share is the same as basic loss per share.

f)	Foreign currency translation

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in net loss. The functional currency of all entities is the Canadian dollar.

g)	Adoption of New Accounting Pronouncements

(i) IFRS 16 Leases

IFRS 16, Leases – replaced the guidance in IAS 17 Leases and established principles for the recognition, measurement, presentation and disclosure of leases, with the objective of ensuring that lessees and lessors provide relevant information that faithfully represents those transactions.

The Company has applied IFRS 16 with an initial application date of January 1, 2019. The modified retrospective method was applied and as a result, the Company recognized the cumulative effect of initially applying IFRS 16 as an adjustment to the accumulated deficit as at January 1, 2019 without adjustment to prior periods. The IFRS 16 adjustment as at January 1, 2019, resulted in a debit to the Company’s accumulated deficit of $199,093.

The Company’s lease accounting policy in accordance with IFRS 16 is provided below.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The right-of-use asset is initially measured at cost and subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. In addition, the right-of-use asset is subject to impairment assessment and adjusted for certain remeasurements of its associated lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company's incremental borrowing rate or rate implicit in the lease.The lease liability is subsequently measured at amortized cost using the effective interest method. The incremental borrowing rate determined for the Company for the leases in transition is within a range of 6% - 8%. The lease liability is subsequently measured at amortized cost using the effective interest method.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessmentof whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in net earnings if the carrying amount of the right-of-use asset is nil.

A lease modification is accounted for as a separate lease if there is an increase in the scope of a lease and a corresponding increase in consideration, such as adding the right to use one or more underlying assets in a contract. Otherwise, a lease modification is considered a remeasurement of the lease liability, as discussed above.

Lease payments that depend on performance measures or usage of the underlying asset are considered variable lease payments, which are expensed as incurred.

Transition

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases (lease term of 12 months or less) and leases for which the underlying asset is of low value. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Company’s lease liabilities are measured at the present value of the lease payments discounted using the applicable incremental borrowing rate or rate implicit in the lease. Determining the discount rate (incremental borrowing rate) requires significant judgment and may have a significant quantitative impact on lease liability valuations. Many of the Company’s lease liabilities contain one or several lease extension clauses, and could reasonably be extended beyond the lease extensions outlined in the contract. Determining the length of the lease to be used in the present value calculation of the lease obligation requires significant judgement and may have significant impact on lease liability valuations.

$
Operating Lease commitments as disclosed at December 31, 2018	10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	(5,569,108)
Lease liabilities recognized at January 1, 2019	4,729,324

Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	4,530,230

(ii) IFRS 15, Revenue from Contracts with Customers

Effective January 1, 2018, the Company adopted IFRS 15 Revenue from Contracts with Customers. The Company recognizes revenue from contracts with customers based on a five-step model, which is applied to all contracts with customers.

Determining the amount of variable consideration to recognize, and whether the amount of variable consideration should be constrained, is dependent on management's estimate of the most likely amount to which the Company will be entitled and the probability of a significant reversal in that amount. These determinations require management to make estimates based on historical amounts received, current economic conditions, and current industry conditions, in Canada and abroad, adjusted for forward looking information.

Cost of sales represents the deemed cost of inventory that arose from the fair value measurement of biological assets, subsequent post-harvest costs capitalized to inventory, purchased dried cannabis, costs to produce cannabis oils capitalized to inventory (including the deemed cost of dried inventory that arose from the fair value measurement of biological assets that were used to produce cannabis oils), and packaging costs.

There were no changes required to the Company’s consolidated financial statements as a result of adopting this standard, other than enhanced disclosures.

(iii) IFRS 9, Financial instruments

Effective January 1, 2018, the Company adopted IFRS 9 Financial Instruments (“IFRS 9”), which replaced IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”). The standard eliminates the existing IAS 39 categories of held to maturity, available-for-sale and loans and receivable. The new classifications and measurements of the Company’s financial assets and liabilities are reflected in the accounting policies in these consolidated financial statements (Note 22). The adoption of this standard did not have a material impact on the measurement of the Company’s financial instruments in these consolidated financial statements, however additional disclosures have been provided.

The adoption of IFRS 9 has fundamentally changed the Company's accounting of impairment losses for financial assets by replacing IAS 39's incurred loss approach with a forward-looking expected credit loss approach. There were no impairment losses recognized in these consolidated financial statements as a result of the adoption of IFRS 9 as at the date of initial application.